Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 2,564	$ 6,760	$ 309,881
Prepaid expenses and other assets	40,500	833	25,000
Total current assets	43,064	7,593	334,881
Restricted cash	168,012	161,449	213,182
Cash and investments held in Trust Account	24,269,376	23,769,229	79,645,156
TOTAL ASSETS	24,480,452	23,938,271	80,193,219
Current liabilities
Accounts payable	2,800,319	2,846,126	1,818,627
Due to affiliates	353,663	293,663	205,663
Franchise tax payable	186,812	80,000	163,384
Income taxes payable	35,098		180,688
Due to stockholders for redemption of Common Stock	12,219,791
Excise tax payable	705,718	583,520
Total current liabilities	19,698,382	6,648,780	3,913,899
Deferred underwriting fee payable	2,704,690	2,704,690	2,704,690
TOTAL LIABILITIES	22,403,072	9,353,470	6,618,589
COMMITMENTS AND CONTINGENCIES (NOTE 6)
REDEEMABLE COMMON STOCK
Common Stock subject to possible redemption, value	11,995,687	23,850,678	79,514,266
STOCKHOLDERS’ DEFICIT
Preferred stock, value
Common stock, value	228	228	228
Additional Paid in Capital
Accumulated deficit	(9,918,535)	(9,266,105)	(5,939,864)
TOTAL STOCKHOLDERS’ DEFICIT	(9,918,307)	(9,265,877)	(5,939,636)
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK, AND STOCKHOLDERS’ DEFICIT	24,480,452	23,938,271	80,193,219
Related Party
Current liabilities
Convertible promissory notes and working capital loans – related party		2,845,471	$ 1,545,537
Convertible promissory notes – related party	2,296,371	2,296,371
Working capital loans – related party	$ 1,100,610	$ 549,100